Share-Based Compensation Plans Narrative (Details) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Number of Shares Authorized under Stock Incentive Plan				27,100,000
Number of Shares Available for Grant under Stock Incentive Plan				6,000,000
Share-based compensation expense				20,135,000		19,006,000	19,124,000
Tax benefit from share-based compensation				7,600,000		7,100,000	7,200,000
Nonvested Awards, Total Compensation Cost Not yet Recognized				64,000,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				6 years
Restricted Stock Granted in Period				1,015,273	[1]	1,011,876	897,379
Restricted Stock Granted in Period, Weighted Average Grant Date Fair Value				18.06	[1]	19.97	22.97
Restricted Stock, Vested in Period, Total Fair Value				14,100,000		15,400,000	12,200,000
Number of Shares of Common Stock Able To Be Purchased For Each Exercised Stock Option				1
Stock Options, Exercises in Period				0		603,418	486,150
Stock Options, Exercises in Period, Total Intrinsic Value						1,200,000	2,300,000
Options, Granted In Period				0		0	0
Non-management director stock award				(722,825)
Director [Member]
Stock Options Exercise Period, Years				10 years
Non-management director stock award	4,500	4,500	6,000	0		0	0
Minimum [Member]
Award Requisite Service Period				3 years
Lapse of restrictions on vested portion of restricted stock award				5 years
Maximum [Member]
Award Requisite Service Period				10 years
Lapse of restrictions on vested portion of restricted stock award				10 years

[1]	During 2012, Federated awarded 480,773 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. Also during 2012, Federated awarded 534,500 shares of restricted Federated Class B common stock to certain key employees. The restricted stock awards generally vest over ten-year periods with restrictions on the vested portions of the awards lapsing on approximately the awards’ fifth- and tenth-year anniversaries.